Nature of Business and Summary of Significant Accounting Policies Goodwill (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Goodwill [Roll Forward]
Balance at beginning of period	$ 0
Balance at end of period	4,663
CBN
Goodwill [Roll Forward]
Balance at beginning of period	0
Select loans and deposit purchase from Central Bank (See Note 3)	435
CBN acquisition (See Note 3)	4,228
Valuation allowance	0
Balance at end of period	$ 4,663